Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instrument Detail [Abstract]
Counterparty letters of credit held as collateral	$ 1	$ 1